Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Operations
Net revenues	$ 111,989	$ 86,005	$ 71,367
Operating Expenses:
Cost of revenues	36,450	33,950	32,409
Selling, general and administrative	31,608	29,678	13,667
Depreciation and amortization	16,552	8,762	3,723
Other expenses	1,282	5,694	703
Loss (gain) on disposition of assets	70	199	(1)
Total operating expenses	85,962	78,283	50,501
Operating income	26,027	7,722	20,866
Other Expenses:
Interest expense, net	(11,925)	(7,240)	(3,551)
Loss on extinguishment of debt	(1,116)	(1,649)
Total other expenses	(13,041)	(8,889)	(3,551)
Income (loss) before income taxes	12,986	(1,167)	17,315
Income tax expense	(2,429)	(3,130)	(6,285)
Net income (loss)	$ 10,557	$ (4,297)	$ 11,030
Earnings (loss) per share:
Basic (in dollars per share)	$ 0.25	$ (0.14)	$ 11,030.00
Diluted (in dollars per share)	$ 0.25	$ (0.14)	$ 11,030.00
Weighted average shares outstanding:
Basic (in shares)	42,321	31,143	1
Diluted (in shares)	42,622	31,143	1